Goodwill and intangible assets (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		£ 295	£ 334
Barclaycard International [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		£ 295	334
Explanation of period over which management has projected cash flows		The recoverable amounts of the CGUs, calculated as value in use, have been determined using cash flow predictions based on financial budgets approved by management, covering a five-year period
Amount by which unit's recoverable amount exceeds its carrying amount		£ 5,735	£ 10,553
Description of key assumptions on which management has based cash flow projections		A one percentage point change in the discount rate or terminal growth rate would increase or decrease the recoverable amount by £1,108m (2018: £1,618m) and £730m (2018: £1,148m) respectively.
Barclaycard International [member] | Min [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate			0.00%
Discount rate applied to cash flow projections		11.00%	11.10%
Barclaycard International [member] | Max [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate		1.50%	3.50%
Discount rate applied to cash flow projections		13.20%	13.70%
Increase in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		£ 1,108	£ 1,618
Decrease in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		730	1,148
Decrease in recoverable amount of asset or cash-generating unit, reduction in forecast cash flows		£ 896	£ 1,675
Internally generated software [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	12 months
Internally generated software [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	6 years
Core banking platforms [Member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		10 years
Core banking platforms [Member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		15 years
Other software [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Other software [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		6 years
Customer lists [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Customer lists [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years
Licences and other [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Licences and other [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years

[1]	Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.